Expense Example - FidelityBalancedFund-RetailPRO - FidelityBalancedFund-RetailPRO - Fidelity Balanced Fund - Fidelity Balanced Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640